Pay vs Performance Disclosure	9 Months Ended	12 Months Ended					51 Months Ended
	Sep. 30, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed
							$100 Investment
							Based On:
					Average
					Summary	Average			Net
	Summary		Summary		Compensation	Compensation			Income/
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid to			(Loss)
	Table Total	Actually Paid	Table Total	Actually Paid	for Non-CEO	Non-CEO		Peer Group	(in
Year	for CEO 1(a)	to CEO 1(b)	for CEO 2(c)	to CEO 2(d)	NEOs(e)	NEOs(f)	TSR	TSR(g)	millions)	ROCE*(h)
2025	n/a	n/a	$17,576,636	$10,130,594	$6,020,190	$3,835,048	$268.00	$282.89	$4,980	18.7%
2024	n/a	n/a	$16,214,625	$17,100,529	$4,544,310	$4,925,008	$302.39	$280.65	$6,403	25.1%
2023	n/a	n/a	$14,558,772	$11,497,316	$5,462,270	$3,490,889	$289.92	$296.63	$7,594	27.5%
2022	n/a	n/a	$12,641,202	$18,973,135	$5,102,832	$8,514,455	$295.91	$296.53	$7,759	35.8%
2021	$8,602,291	$23,431,751	$9,752,887	$13,893,824	$4,687,403	$8,701,274	$188.62	$187.09	$4,664	23.0%
(a)	Amounts represent the total compensation reported for Mr. Thomas in the Summary Compensation Table for his service as CEO in 2021 (until his retirement effective September 30, 2021).
(b)	Amounts reported in this column are based on the total compensation reported for Mr. Thomas in the Summary Compensation Table for his service as CEO in 2021 (until his retirement effective September 30, 2021), adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.
(c)	Amounts represent the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2025, 2024, 2023, 2022, and 2021 (effective October 1, 2021).
(d)	Amounts reported in this column are based on the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2025, 2024, 2023, 2022, and 2021 (effective October 1, 2021), adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2025 are shown in the table below.

Value of
						Change in Fair	Dividends on
				Change in Fair	Fair Value as of	Value of	Stock Awards
				Value of Equity	Vesting Date of	Outstanding	not Otherwise
		Reported	Year-end	Awards Granted	Equity Awards	and Unvested	Reflected in
	Summary	Fair Value	Fair Value	in Prior Years	Granted and	Equity Awards	Fair Value or
	Compensation	of Equity	of Equity	that Vested in the	Vested in the	Granted in Prior	Total	Compensation
	Table Total	Awards	Awards	Year	Year	Years	Compensation	Actually Paid
CEO 2	$17,576,636	$(12,729,628)	$10,950,157	$(6,646,516)	$0	$(44,213)	$1,024,158	$10,130,594
Non-CEO NEOs	$6,020,190	$(4,105,048)	$3,531,203	$(1,867,304)	$0	$(17,139)	$273,146	$3,835,048

(e)	Amounts represent the average of the total compensation reported in the Summary Compensation Table for our NEOs, other than the then-CEO(s) (our “non-CEO NEOs”), for 2025, 2024, 2023, 2022, and 2021. Our non-CEO NEOs for the covered years were as follows: for 2025, Ms. Janssen and Messrs. Leitzell and Donaldson; for 2024, Ms. Janssen and Messrs. Leitzell, Donaldson, and Lloyd W. Helms, Jr.; for 2023, Messrs. Helms, Timothy K. Driggers, Donaldson, and Leitzell; for 2022, Messrs. Helms, Driggers, Donaldson, and Kenneth W. Boedeker; and for 2021, Messrs. Helms, Driggers, Donaldson, and Leitzell.
(f)	Amounts reported in this column are based on the average of the total compensation reported in the Summary Compensation Table for our non-CEO NEOs for 2025, 2024, 2023, 2022, and 2021, adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2025 are shown in the table above.
(g)	Value represents the TSR of the Standard & Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including December 31 of each respective year. TSR calculations reflect reinvestment of dividends. The S&P O&G E&P is the peer group used by EOG for purposes of Item 201(e) of Regulation S-K under the Exchange Act in EOG’s Annual Report on Form 10-K for the year ended December 31, 2025.
(h)	ROCE* has been identified as our company-selected measure as it is the most important financial measure used to link compensation actually paid to our NEOs to company performance for the most recently completed fiscal year. ROCE* is a heavily weighted performance metric under our short-term incentive plan (i.e., in the determination of annual bonuses) and was added as a performance modifier for the performance units awarded under our long-term incentive plan beginning in September 2022. Refer to Annex A for the calculation of ROCE for each of the fiscal years.

Company Selected Measure Name		ROCE
Named Executive Officers, Footnote

							Value of Initial Fixed
							$100 Investment
							Based On:
					Average
					Summary	Average			Net
	Summary		Summary		Compensation	Compensation			Income/
	Compensation	Compensation	Compensation	Compensation	Table Total	Actually Paid to			(Loss)
	Table Total	Actually Paid	Table Total	Actually Paid	for Non-CEO	Non-CEO		Peer Group	(in
Year	for CEO 1(a)	to CEO 1(b)	for CEO 2(c)	to CEO 2(d)	NEOs(e)	NEOs(f)	TSR	TSR(g)	millions)	ROCE*(h)
2025	n/a	n/a	$17,576,636	$10,130,594	$6,020,190	$3,835,048	$268.00	$282.89	$4,980	18.7%
2024	n/a	n/a	$16,214,625	$17,100,529	$4,544,310	$4,925,008	$302.39	$280.65	$6,403	25.1%
2023	n/a	n/a	$14,558,772	$11,497,316	$5,462,270	$3,490,889	$289.92	$296.63	$7,594	27.5%
2022	n/a	n/a	$12,641,202	$18,973,135	$5,102,832	$8,514,455	$295.91	$296.53	$7,759	35.8%
2021	$8,602,291	$23,431,751	$9,752,887	$13,893,824	$4,687,403	$8,701,274	$188.62	$187.09	$4,664	23.0%
(a)	Amounts represent the total compensation reported for Mr. Thomas in the Summary Compensation Table for his service as CEO in 2021 (until his retirement effective September 30, 2021).

Value of
						Change in Fair	Dividends on
				Change in Fair	Fair Value as of	Value of	Stock Awards
				Value of Equity	Vesting Date of	Outstanding	not Otherwise
		Reported	Year-end	Awards Granted	Equity Awards	and Unvested	Reflected in
	Summary	Fair Value	Fair Value	in Prior Years	Granted and	Equity Awards	Fair Value or
	Compensation	of Equity	of Equity	that Vested in the	Vested in the	Granted in Prior	Total	Compensation
	Table Total	Awards	Awards	Year	Year	Years	Compensation	Actually Paid
CEO 2	$17,576,636	$(12,729,628)	$10,950,157	$(6,646,516)	$0	$(44,213)	$1,024,158	$10,130,594
Non-CEO NEOs	$6,020,190	$(4,105,048)	$3,531,203	$(1,867,304)	$0	$(17,139)	$273,146	$3,835,048

(c)	Amounts represent the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2025, 2024, 2023, 2022, and 2021 (effective October 1, 2021).

Peer Group Issuers, Footnote
(g)	Value represents the TSR of the Standard & Poor’s 500 Oil & Gas Exploration & Production Index (“S&P O&G E&P”) based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including December 31 of each respective year. TSR calculations reflect reinvestment of dividends. The S&P O&G E&P is the peer group used by EOG for purposes of Item 201(e) of Regulation S-K under the Exchange Act in EOG’s Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(d)	Amounts reported in this column are based on the total compensation reported for Mr. Yacob in the Summary Compensation Table for his service as CEO in 2025, 2024, 2023, 2022, and 2021 (effective October 1, 2021), adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2025 are shown in the table below.

Value of
						Change in Fair	Dividends on
				Change in Fair	Fair Value as of	Value of	Stock Awards
				Value of Equity	Vesting Date of	Outstanding	not Otherwise
		Reported	Year-end	Awards Granted	Equity Awards	and Unvested	Reflected in
	Summary	Fair Value	Fair Value	in Prior Years	Granted and	Equity Awards	Fair Value or
	Compensation	of Equity	of Equity	that Vested in the	Vested in the	Granted in Prior	Total	Compensation
	Table Total	Awards	Awards	Year	Year	Years	Compensation	Actually Paid
CEO 2	$17,576,636	$(12,729,628)	$10,950,157	$(6,646,516)	$0	$(44,213)	$1,024,158	$10,130,594
Non-CEO NEOs	$6,020,190	$(4,105,048)	$3,531,203	$(1,867,304)	$0	$(17,139)	$273,146	$3,835,048

Non-PEO NEO Average Total Compensation Amount		$ 6,020,190	$ 4,544,310	$ 5,462,270	$ 5,102,832	$ 4,687,403
Non-PEO NEO Average Compensation Actually Paid Amount		$ 3,835,048	4,925,008	3,490,889	8,514,455	8,701,274
Adjustment to Non-PEO NEO Compensation Footnote

Value of
						Change in Fair	Dividends on
				Change in Fair	Fair Value as of	Value of	Stock Awards
				Value of Equity	Vesting Date of	Outstanding	not Otherwise
		Reported	Year-end	Awards Granted	Equity Awards	and Unvested	Reflected in
	Summary	Fair Value	Fair Value	in Prior Years	Granted and	Equity Awards	Fair Value or
	Compensation	of Equity	of Equity	that Vested in the	Vested in the	Granted in Prior	Total	Compensation
	Table Total	Awards	Awards	Year	Year	Years	Compensation	Actually Paid
CEO 2	$17,576,636	$(12,729,628)	$10,950,157	$(6,646,516)	$0	$(44,213)	$1,024,158	$10,130,594
Non-CEO NEOs	$6,020,190	$(4,105,048)	$3,531,203	$(1,867,304)	$0	$(17,139)	$273,146	$3,835,048
(f)	Amounts reported in this column are based on the average of the total compensation reported in the Summary Compensation Table for our non-CEO NEOs for 2025, 2024, 2023, 2022, and 2021, adjusted in accordance with SEC rules, for each year, by: (1) deducting the grant date fair value of equity awards reported in the Stock Awards column of the Summary Compensation Table for such year, (2) adding the year-end fair value of equity awards granted in each year that remained unvested at the end of such year, (3) adding the change in fair value of equity awards granted in prior years that vested in such year, (4) adding the change in fair value of outstanding and unvested equity awards granted in prior years, and (5) adding the value of dividends on stock awards not otherwise reflected in fair value or total compensation. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes. The adjustments for 2025 are shown in the table above.

Compensation Actually Paid vs. Total Shareholder Return

The chart below reflects how the compensation actually paid over the five-year period ended December 31, 2025 aligns to trends in EOG’s TSR over the same period. In addition, the chart reflects that EOG’s TSR over the five-year period aligns closely to the TSR of the S&P O&G E&P index over the same period. In 2021, the compensation actually paid to Messrs. Thomas and Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price appreciation of 78%. For 2022, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price appreciation of 46%. For 2023, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price depreciation of 7%. For 2024, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price appreciation of 1%. For 2025, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price depreciation of 14%.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group

The chart below reflects how the compensation actually paid over the five-year period ended December 31, 2025 aligns to trends in EOG’s TSR over the same period. In addition, the chart reflects that EOG’s TSR over the five-year period aligns closely to the TSR of the S&P O&G E&P index over the same period. In 2021, the compensation actually paid to Messrs. Thomas and Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price appreciation of 78%. For 2022, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price appreciation of 46%. For 2023, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price depreciation of 7%. For 2024, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price appreciation of 1%. For 2025, the compensation actually paid to Mr. Yacob and the non-CEO NEOs was primarily impacted by EOG’s stock price depreciation of 14%.

Tabular List, Table

The following table sets forth an unranked list of the most important financial performance measures, including the company-selected measure, used by the company to link compensation actually paid for all NEOs to company performance for 2025.

Financial Performance Measures
Absolute Total Stockholder Return
Relative Total Stockholder Return
Return on Capital Employed*

Total Shareholder Return Amount		$ 268	302.39	289.92	295.91	188.62
Peer Group Total Shareholder Return Amount		282.89	280.65	296.63	296.53	187.09
Net Income (Loss)		$ 4,980,000,000	$ 6,403,000,000	$ 7,594,000,000	$ 7,759,000,000	$ 4,664,000,000
Company Selected Measure Amount		18.7	25.1	27.5	35.8	23
PEO Name		Mr. Yacob
Measure:: 1
Pay vs Performance Disclosure
Name		Absolute Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Return on Capital Employed
Mr. Thomas
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 8,602,291
PEO Actually Paid Compensation Amount						23,431,751
Mr. Yacob
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 17,576,636	$ 16,214,625	$ 14,558,772	$ 12,641,202	9,752,887
PEO Actually Paid Compensation Amount		10,130,594	$ 17,100,529	$ 11,497,316	$ 18,973,135	$ 13,893,824
PEO | Mr. Yacob | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,729,628)
PEO | Mr. Yacob | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,950,157
PEO | Mr. Yacob | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(44,213)
PEO | Mr. Yacob | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Yacob | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,646,516)
PEO | Mr. Yacob | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,024,158
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,105,048)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,531,203
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(17,139)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,867,304)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 273,146